Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Option Activitiy and Changes	option activity during the year ended December 31, 2023.

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2022	31,550	560.95	4.81	—	271.90
Forfeited	—	—	—	—	—
Outstanding, December 31, 2023	31,550	560.95	3.81	—	271.90

Schedule of Share-based Compensation Expense Recognized

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	101	33	—
Sales and marketing expenses	(14)	4,166	—
General and administrative expenses	681	2,982	—
	768	7,181	—